Schedule of related party and relationship (Details)	12 Months Ended
Mar. 31, 2026
Peng Wang [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Director of the Company
Xuejun Ji [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	16.02% beneficial owner of the Company
Hunan Medical Star Technology Co., Ltd. ( Medical Star) [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Joint venture
Wuxi Kingway Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Entity controlled by Xiaofeng Gao	[1]
Columbus Digital Technology (Shenzhen) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Entity controlled by Xuejun Ji
Xiaofeng Gao [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Former chairman of the Board of Directors and Co-Chief Executive Officer, and 15.52% beneficial owner of the Company	[2]
Bin Fu [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Chairman of the Board of Directors and Chief Executive Officer of the Company	[2]

[1]	Wuxi Kingway was a subsidiary of the Company before March 17, 2025 and deconsolidated from the Group upon the termination of the VIE Agreements on March 17, 2025. Since Wuxi Kingway is an entity controlled by Xiaofeng Gao, who is a major beneficiary owner of the Company, Wuxi Kingway becomes a related party to the Group thereafter.
[2]	On September 6, 2024, Mr. Xiaofeng Gao resigned as the chairman of the Board of Directors and Co-Chief Executive Officer of the Company and Mr. Bin Fu has become the sole Chief Executive Officer of the Company.